Interest Income and Expense (Tables)	3 Months Ended
Jan. 31, 2019
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Summary of Interest Income and Expense by Basis of Accounting Classification

The following table presents interest income and interest expense by basis of accounting measurement. Please refer to Note 2 of the 2018 Annual Consolidated Financial Statements for the type of instruments measured at amortized cost and FVOCI.

(millions of Canadian dollars)		For the three months ended
	January 31, 2019		January 31, 2018
	Interest income	Interest expense	Interest income	Interest expense
Measured at amortized cost	$7,380	$2,928	$6,059	$1,950

Measured at FVOCI	1,305	–	1,042	–
	8,685	2,928	7,101	1,950

Not measured at amortized cost or FVOCI[1]	1,859	1,756	1,207	928
Total	$10,544	$4,684	$8,308	$2,878

[1]	Includes interest income, interest expense, and dividend income for financial instruments that are measured or designated at fair value through profit or loss and equities designated at FVOCI.